Offerings	Mar. 04, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 1,916,660.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 264.69
Offering Note	Note 1.a Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). Note 1.b Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. Note 1.c Pursuant to Rule 416 under the Securities Act, the securities registered hereby include an indeterminate number of additional securities as may become issuable by reason of share splits, share dividends, recapitalizations or similar transactions from time to time.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares, no par value
Maximum Aggregate Offering Price	$ 17,250,000.00
Amount of Registration Fee	$ 2,382.22
Offering Note	Note 2.a Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. Note 2.b Includes the aggregate offering price of additional shares that the underwriters have the option to purchase to cover over-allotments, if any. Note 2.c Pursuant to Rule 416 under the Securities Act, the securities registered hereby include an indeterminate number of additional securities as may become issuable by reason of share splits, share dividends, recapitalizations or similar transactions from time to time.